Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 6,320	€ 6,710
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	69,660	257,890
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	6,200	6,380
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	24,100	55,350
Trading
Guarantees, commitments and risks
Value at risk	310	210
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,740	1,530
Trading | Minimum
Guarantees, commitments and risks
Value at risk	210	50
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 530	€ 430